CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit / (loss)	$ 8,752	$ (13,459)	$ (46,639)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization of property and equipment	133	385	404
Amortization of intangible assets		1,329	1,737
Finance cost	149
Share-based compensation	660	894	2,398
Deferred tax expenses / (benefit)		(1,087)	(817)
Gain on disposal of subsidiaries	(16,153)
Change of fair value of acquisition consideration payable		(10,681)
Gain on extinguishment of consideration payable	(3,026)	(4,340)
Gain on termination of VIEs		(9,551)
Loss on impairment of goodwill		27,927	39,411
Loss on impairment of intangible assets		2,723
Loss on disposals of fixed assets	373		4
Bad debt provision on prepaid expenses and other current assets	(6)	832	1,006
Bad debt provision on accounts receivables	(130)	2,073	780
(Increase) / decrease in assets:
Accounts receivable	3,538	(1,379)	(5,645)
Prepaid expenses and other current assets	1,804	(3,941)	(4,331)
Amounts due to/from related parties	240	(2,106)	1,882
Increase / (decrease) in liabilities:
Accounts payable	(661)	5,114	4,882
Accrued expenses and other payables	(167)	2,420	2,034
Amounts due to/from related parties	(23)	(1,558)	1,612
Deferred revenue	(1,165)	224	579
Income taxes payable	(306)	1,329	2,373
Net cash provided by/ (used in) operating activities	(5,988)	(2,852)	1,670
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(47)	(47)	(140)
Proceeds from disposals of property and equipment		3	3
Cash disposed upon the termination of VIEs		(120)
Cash disposed upon disposal of subsidiaries	(2,356)
Cash paid for acquisitions, net of cash acquired	(549)	(738)	(20,015)
Net cash used in investing activities	(2,952)	(902)	(20,152)
CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in restricted bank deposit	(71)	10	259
Proceeds from short-term borrowings		1,346	768
Repayment of short-term borrowings		(747)	(693)
Proceeds from issuance of convertible promissory notes and warrants	3,000
Proceeds from exercise of options		2	9
Proceeds from exercise of warrants	2,215
Payment for repurchase of ordinary shares	(621)
Proceeds from issuance of ordinary shares	6,955
Issue of options			1
Repurchase of warrants			(3,809)
Net cash provided by/ (used in) financing activities	11,478	611	(3,465)
Foreign currency translation adjustment	41	219	103
Net increase / (decrease) in cash and cash equivalents	2,579	(2,924)	(21,844)
Cash and cash equivalents at beginning of year	4,630	7,554	29,398
Cash and cash equivalents at end of year	7,209	4,630	7,554
Cash and cash equivalents from continuing components	7,209	39	3,130
Cash and cash equivalents from discontinued components		4,591	4,424
SUPPLEMENTAL DISCLOSURE INFORMATION
Cash paid for interest		89	45
Cash paid for income taxes	124	314	465
Non-cash investing transactions:
Acquisition consideration settled	4,930	15,891	39,195
Payable in connection with purchase of property and equipment			3
Non-cash financing transactions:
Conversion of promissory convertible notes	$ 3,149